ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals)	9 Months Ended
May 31, 2017
Organization And Description Of Business Details Narrative
State of incorporation	Nevada
Date of incorporation	Jan. 05, 2011